PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 93.4%
Asset-Backed Security 1.1%
Collateralized Loan Obligation
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%) (cost $245,000)	2.143%(c)	01/20/32	250	$245,265
Bank Loans 0.9%
Housewares 0.4%
SWF Holdings I Corp., Initial Term Loan, 1 Month LIBOR + 4.000%	4.928(c)	10/06/28	100	86,000
Media 0.0%
Diamond Sports Group LLC, Term Loan, Term SOFR + 8.000%	9.000(c)	05/25/26	15	14,563
Software 0.5%
Skillsoft Finance II, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	6.187(c)	07/14/28	124	118,778

Total Bank Loans (cost $238,805)				219,341
Corporate Bonds 86.6%
Advertising 0.5%
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27	125	113,472
Aerospace & Defense 1.6%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	50	42,080
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	50	45,729
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	80	77,662
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	225	206,185
				371,656
Airlines 0.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	100	96,626

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375%	04/15/26	50	$48,277
Sr. Sec’d. Notes, 144A	4.625	04/15/29	50	46,945
				191,848
Apparel 0.2%
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	50	41,633
Auto Manufacturers 1.7%
Allison Transmission, Inc.,
Gtd. Notes, 144A	3.750	01/30/31	50	42,831
Sr. Unsec’d. Notes, 144A	5.875	06/01/29	50	50,082
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	200	169,180
Sr. Unsec’d. Notes	4.750	01/15/43	100	82,509
Sr. Unsec’d. Notes	5.291	12/08/46	50	44,025
				388,627
Auto Parts & Equipment 1.4%
American Axle & Manufacturing, Inc.,
Gtd. Notes	5.000	10/01/29	100	89,328
Gtd. Notes	6.500	04/01/27	75	71,261

Dana, Inc., Sr. Unsec’d. Notes	4.250	09/01/30	175	152,573
Tenneco, Inc., Sr. Sec’d. Notes, 144A	5.125	04/15/29	25	24,514
				337,676
Banks 0.3%
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	75	76,096
Building Materials 2.4%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	125	92,706
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	25	23,690
Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28	125	124,874

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000%	11/01/28	175	$163,364
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	50	42,078
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	25	22,544
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	100	94,916
				564,172
Chemicals 0.9%
ASP Unifrax Holdings, Inc., Sr. Sec’d. Notes, 144A	5.250	09/30/28	125	112,974
EverArc Escrow Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	100	86,844
				199,818
Commercial Services 8.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26	200	198,466
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28	200	177,273
Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	125	112,482
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	225	216,611
Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29	25	21,208
Gartner, Inc., Gtd. Notes, 144A	3.750	10/01/30	100	92,701
Hertz Corp. (The), Gtd. Notes, 144A	5.000	12/01/29	125	109,618
Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29	225	188,458
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	150	142,190
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	100	90,361

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
United Rentals North America, Inc., Gtd. Notes	3.750%	01/15/32	475	$426,822
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	275	283,582
				2,059,772
Computers 1.7%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	200	185,987
NCR Corp., Gtd. Notes, 144A	5.000	10/01/28	125	118,077
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	100	100,207
				404,271
Distribution/Wholesale 0.7%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	200	174,357
Diversified Financial Services 4.7%
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	150	120,138
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	50	44,816
LPL Holdings, Inc., Gtd. Notes, 144A	4.375	05/15/31	125	112,511
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	200	179,657
Gtd. Notes, 144A	5.500	08/15/28	225	212,343
OneMain Finance Corp.,
Gtd. Notes	6.625	01/15/28	200	200,255
Gtd. Notes	6.875	03/15/25	25	25,423
Gtd. Notes	7.125	03/15/26	75	76,943

PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375	10/15/25	125	121,271
				1,093,357

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electrical Components & Equipment 0.2%
Energizer Holdings, Inc., Gtd. Notes, 144A	4.750%	06/15/28	50	$44,373
Electronics 0.1%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	25	24,892
Engineering & Construction 0.5%
TopBuild Corp., Gtd. Notes, 144A	3.625	03/15/29	125	110,906
Environmental Control 0.9%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	125	112,812
Gtd. Notes, 144A	4.375	08/15/29	100	89,483
				202,295
Foods 3.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29	50	43,601
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	75	70,952
Gtd. Notes	5.250	09/15/27	75	67,173
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500	04/15/25	150	141,433
Sr. Sec’d. Notes, 144A	4.625	11/15/28	125	114,075
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	25	22,142
Gtd. Notes	5.200	07/15/45	25	24,362
Gtd. Notes	5.500	06/01/50	125	127,555
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	75	69,552
Gtd. Notes, 144A	4.375	01/31/32	75	69,217
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	50	44,931
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	75	65,823
				860,816

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750%	05/20/27	100	$99,164
Sr. Unsec’d. Notes	5.875	08/20/26	75	76,246
				175,410
Healthcare-Products 0.7%
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	125	112,851
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	50	44,290
				157,141
Healthcare-Services 4.3%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	100	82,005
Gtd. Notes, 144A	4.625	06/01/30	125	108,523

HCA, Inc., Gtd. Notes	3.500	09/01/30	175	159,627
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	150	143,945
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	225	228,654
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	25	24,400
Sr. Sec’d. Notes, 144A	4.250	06/01/29	150	141,017
Sr. Unsec’d. Notes	6.875	11/15/31	125	123,307
				1,011,478
Home Builders 8.9%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28	125	117,000
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	134,695
Gtd. Notes	7.250	10/15/29	75	70,290
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	100	81,448
Gtd. Notes, 144A	6.250	09/15/27	100	93,787
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	75	61,218

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Century Communities, Inc., Gtd. Notes	6.750%	06/01/27	200	$203,963
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	50	45,792
Gtd. Notes, 144A	5.000	03/01/28	125	113,216
KB Home,
Gtd. Notes	4.000	06/15/31	175	151,156
Gtd. Notes	4.800	11/15/29	25	23,229
Gtd. Notes	6.875	06/15/27	50	52,473

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	150	140,034
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	200	165,804
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A	4.750	02/15/28	50	44,143
Sr. Unsec’d. Notes, 144A	4.750	04/01/29	100	85,656

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	50	46,261
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	50	49,494
Gtd. Notes, 144A	5.875	06/15/27	75	75,228
Gtd. Notes, 144A	6.625	07/15/27	125	125,052
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	50	47,157

Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	150	143,345
				2,070,441
Household Products/Wares 0.7%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	75	64,644
Spectrum Brands, Inc., Gtd. Notes, 144A	5.000	10/01/29	100	93,953
				158,597
Housewares 0.6%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.000	04/01/31	75	62,802
SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	100	76,418
				139,220

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.6%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625%	01/31/29	100	$101,153
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	25	22,674
Sr. Unsec’d. Notes	4.375	03/15/32	25	22,148
				145,975
Lodging 0.2%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	50	43,402
Machinery-Diversified 0.6%
GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	25	22,726
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	125	121,892
				144,618
Media 9.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	475	418,928
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	225	218,095
CSC Holdings LLC,
Gtd. Notes, 144A	4.125	12/01/30	200	172,123
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	157,128
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	185,946
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	200	37,916
Sec’d. Notes, 144A	5.375	08/15/26	144	47,068
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	175	171,473
Gtd. Notes	5.125	06/01/29	60	42,395
Gtd. Notes	7.750	07/01/26	125	106,854

Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	100	98,870
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	125	115,918
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	75	62,379

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125%	02/15/27	75	$66,127
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25	100	99,622
Sr. Sec’d. Notes, 144A	6.625	06/01/27	100	101,425

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	200	181,110
				2,283,377
Mining 0.6%
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.125	04/15/32	25	24,923
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	6.125	04/01/29	125	112,319
				137,242
Miscellaneous Manufacturing 0.7%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	50	48,298
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	125	112,087
				160,385
Oil & Gas 4.4%
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	125	127,414
Gtd. Notes, 144A	7.625	02/01/29	150	162,545
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	50	51,049
Gtd. Notes, 144A	5.875	02/01/29	100	102,639

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	100	104,687
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	125	119,545
Gtd. Notes, 144A	6.750	03/01/29	25	24,984

Range Resources Corp., Gtd. Notes	4.875	05/15/25	50	50,978

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Southwestern Energy Co., Gtd. Notes	5.375%	03/15/30	150	$152,488
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	4.500	04/30/30	150	136,535
				1,032,864
Packaging & Containers 1.3%
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	75	69,375
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	200	183,012
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	25	20,969

Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	19	18,730
				292,086
Pharmaceuticals 2.8%
AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29	125	107,641
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	200	127,785
Gtd. Notes, 144A	5.250	01/30/30	375	219,276
Gtd. Notes, 144A	7.250	05/30/29	50	33,020

Embecta Corp., Sr. Sec’d. Notes, 144A	5.000	02/15/30	75	66,752
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	125	104,056
				658,530
Pipelines 2.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	125	125,346
Gtd. Notes, 144A	5.750	03/01/27	50	50,203

Cheniere Energy Partners LP, Gtd. Notes	4.000	03/01/31	150	138,616
Cheniere Energy, Inc., Sr. Sec’d. Notes	4.625	10/15/28	175	170,105

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

CNX Midstream Partners LP, Gtd. Notes, 144A	4.750%	04/15/30	100	$91,119
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	25	25,000
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	25	25,000
				625,389
Real Estate 3.0%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	125	121,083
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	200	200,782
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.375	02/01/31	75	66,692
Gtd. Notes, 144A	5.375	08/01/28	150	146,074

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	150	141,892
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	5.750	01/15/29	25	22,279
				698,802
Real Estate Investment Trusts (REITs) 3.0%
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25	200	209,845
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	50	51,918
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	4.500	02/15/29	25	23,383
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	225	200,285
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25	215	220,680
				706,111
Retail 4.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	75	66,104
Sr. Sec’d. Notes, 144A	3.875	01/15/28	125	117,984

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

At Home Group, Inc., Gtd. Notes, 144A	7.125%	07/15/29		150	$101,619
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27		25	20,160
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes	6.250	10/30/25	EUR	100	103,085
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29		150	121,665
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31		100	71,186
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29		100	78,636
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29		150	107,140
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		100	99,238
Sr. Unsec’d. Notes, 144A	5.000	06/01/31		25	23,208

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29		150	140,054
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28		50	44,561
					1,094,640
Software 0.4%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28		75	70,879
Dun & Bradstreet Corp. (The), Gtd. Notes, 144A	5.000	12/15/29		25	22,730
					93,609
Telecommunications 4.7%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%	10.000	04/01/24		175	168,566
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25		152	114,188

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	6.500%	10/15/26	200	$193,528
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30	100	93,613
Level 3 Financing, Inc., Gtd. Notes	5.250	03/15/26	125	122,765
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	50	64,920
Sprint Corp., Gtd. Notes	7.625	02/15/25	275	297,565
Zayo Group Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.125	03/01/28	55	44,000
				1,099,145

Total Corporate Bonds (cost $22,525,873)				20,188,499
U.S. Treasury Obligation(k) 4.8%
U.S. Treasury Notes (cost $1,119,462)	2.750	04/30/27	1,133	1,128,751

Total Long-Term Investments (cost $24,129,140)				21,781,856

	Shares
Short-Term Investments 6.6%
Affiliated Mutual Funds 2.4%
PGIM Core Short-Term Bond Fund(wf)	35,691	325,501
PGIM Core Ultra Short Bond Fund(wf)	225,067	225,067

Total Affiliated Mutual Funds (cost $550,211)		550,568

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value
Unaffiliated Fund 4.2%
Dreyfus Government Cash Management (Institutional Shares) (cost $975,366)	975,366	$975,366

Total Short-Term Investments (cost $1,525,577)		1,525,934

TOTAL INVESTMENTS 100.0% (cost $25,654,717)		23,307,790
Other assets in excess of liabilities(z) 0.0%		9,159

Net Assets 100.0%		$23,316,949

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2022.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wf)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5	2 Year U.S. Treasury Notes	Sep. 2022	$1,055,508	$1,028
1	5 Year U.S. Treasury Notes	Sep. 2022	112,953	(236)
1	20 Year U.S. Treasury Bonds	Sep. 2022	139,438	(1,512)
				(720)

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Futures contracts outstanding at May 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
6	10 Year U.S. Treasury Notes	Sep. 2022	$716,719	$80
				$(640)
Forward foreign currency exchange contracts outstanding at May 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/02/22	The Toronto-Dominion Bank	EUR	104	$111,193	$111,253	$60	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/02/22	BNP Paribas S.A.	EUR	104	$111,377	$111,252	$125	$—
Expiring 07/05/22	The Toronto-Dominion Bank	EUR	104	111,384	111,458	—	(74)
				$222,761	$222,710	125	(74)
						$185	$(74)
Credit default swap agreements outstanding at May 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/32	1.000%(Q)	330	$4,601	$3,498	$(1,103)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2022(4)	Value at Trade Date	Value at May 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.38.V1	06/20/27	5.000%(Q)	450	4.602%	$846	$11,776	$10,930

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at May 31, 2022 (continued):
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).